UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2105

Fidelity Salem Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	November 30, 2013

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Select Money Market Portfolio

November 30, 2013

1.810699.109

MON-QTLY-0114

Investments November 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Certificate of Deposit - 44.7%
	Yield (a)	Principal Amount	Value
Domestic Certificates Of Deposit - 5.9%
Citibank NA
12/19/13 to 3/25/14	0.21 to 0.32%	$ 230,000,000	$ 230,000,000
Fifth Third Bank, Cincinnati
2/3/14 to 2/18/14	0.30 to 0.32	27,000,000	27,000,000
Wells Fargo & Co.
3/12/14 to 3/28/14	0.19 (c)	26,000,000	26,000,000
Wells Fargo Bank NA
5/6/14	0.20	12,000,000	12,000,000
			295,000,000
London Branch, Eurodollar, Foreign Banks - 4.0%
Commonwealth Bank of Australia
12/9/13 to 12/19/13	0.17	34,000,000	34,000,000
HSBC Bank PLC
12/9/13	0.23	23,000,000	23,000,000
National Australia Bank Ltd.
2/21/14 to 4/8/14	0.20 to 0.25 (c)	147,000,000	147,000,000
			204,000,000
New York Branch, Yankee Dollar, Foreign Banks - 34.8%
Bank of Montreal Chicago CD Program
12/24/13 to 8/14/14	0.18 to 0.22 (c)	83,000,000	83,000,000
Bank of Nova Scotia
12/27/13 to 5/9/14	0.20 to 0.29 (c)	173,000,000	173,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
12/13/13 to 4/10/14	0.25 to 0.72 (c)	180,000,000	180,029,254
BNP Paribas New York Branch
12/6/13 to 12/11/13	0.21 to 0.22	32,000,000	32,000,000
Canadian Imperial Bank of Commerce
5/2/14 to 8/13/14	0.22 to 0.29 (c)	98,000,000	98,000,000
Credit Industriel et Commercial
12/4/13 to 12/6/13	0.15	24,000,000	24,000,000
Credit Suisse
1/7/14 to 6/9/14	0.29 to 0.32 (c)	87,000,000	87,000,000
Deutsche Bank AG New York Branch
12/27/13	0.21	23,000,000	23,000,000
DnB NOR Bank ASA
1/31/14	0.20	8,000,000	8,000,744
Fortis Bank New York Branch
12/18/13	0.21	22,000,000	22,000,000
KBC Bank NV
12/3/13 to 12/6/13	0.22	134,000,000	134,000,000

	Yield (a)	Principal Amount	Value
Mitsubishi UFJ Trust & Banking Corp.
2/21/14	0.32%	$ 6,000,000	$ 6,000,000
Mizuho Corporate Bank Ltd.
12/13/13 to 3/10/14	0.20 to 0.26	157,000,000	157,000,009
National Bank of Canada
2/7/14 to 5/19/14	0.30 to 0.34 (c)	144,000,000	143,989,572
Oversea-Chinese Banking New York Branch
12/4/13	0.20	70,000,000	69,999,913
Royal Bank of Canada
6/3/14	0.22 (c)	18,000,000	18,000,000
Skandinaviska Enskilda Banken
3/20/14	0.24	18,000,000	18,000,000
Sumitomo Mitsui Banking Corp.
12/6/13 to 5/15/14	0.12 to 0.31 (c)	250,000,000	250,000,000
Sumitomo Mitsui Trust Banking Ltd.
12/19/13 to 3/21/14	0.26 to 0.27	114,000,000	114,000,000
Svenska Handelsbanken, Inc.
12/5/13 to 12/6/13	0.17	14,000,000	14,000,008
Toronto-Dominion Bank
12/20/13 to 4/7/14	0.21 to 0.22 (c)	46,000,000	46,000,000
UBS AG
4/30/14	0.26 (c)	44,000,000	44,000,000
			1,745,019,500
TOTAL CERTIFICATE OF DEPOSIT (Cost $2,244,019,500)			2,244,019,500
Financial Company Commercial Paper - 11.9%

Bank of Nova Scotia
4/1/14	0.20	30,000,000	29,979,833
Barclays Bank PLC/Barclays U.S. CCP Funding LLC
12/3/13 to 1/13/14	0.24	20,000,000	19,997,273
BNP Paribas Finance, Inc.
12/2/13 to 3/25/14	0.22 to 0.25	110,000,000	109,944,649
Commonwealth Bank of Australia
12/20/13 to 4/7/14	0.17 to 0.25 (c)	20,000,000	19,998,244
Credit Suisse
4/1/14 to 4/7/14	0.28	27,000,000	26,974,170
Deutsche Bank Financial LLC
2/26/14	0.22	77,000,000	76,959,062
DNB Bank ASA
1/13/14 to 1/21/14	0.22	36,000,000	35,989,768
General Electric Capital Corp.
5/1/14 to 5/5/14	0.22	14,000,000	13,986,953
ING U.S. Funding LLC (ING Bank NV Guaranteed)
12/2/13	0.20	2,000,000	1,999,989
JPMorgan Chase & Co.
12/24/13 to 3/7/14	0.27 (c)	114,000,000	114,000,000
Financial Company Commercial Paper - continued
	Yield (a)	Principal Amount	Value
Nationwide Building Society
12/10/13 to 3/4/14	0.23 to 0.24%	$ 26,000,000	$ 25,987,767
Skandinaviska Enskilda Banken AB
3/19/14 to 3/27/14	0.24	73,000,000	72,946,347
Swedbank AB
2/12/14	0.24	36,000,000	35,982,480
Toronto Dominion Holdings (U.S.A.)
2/18/14	0.25	13,000,000	12,992,868
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER (Cost $597,739,403)			597,739,403
Asset Backed Commercial Paper - 0.3%

Ciesco LP (Citibank NA Guaranteed)
12/16/13	0.29	9,000,000	8,998,913
Govco, Inc. (Liquidity Facility Citibank NA)
12/12/13	0.29	6,000,000	5,999,468
TOTAL ASSET BACKED COMMERCIAL PAPER (Cost $14,998,381)			14,998,381
Other Commercial Paper - 3.1%

AT&T, Inc.
12/16/13 to 12/17/13	0.26	13,650,000	13,648,435
Credit Suisse
12/5/13	0.27 (c)	30,000,000	30,000,000
Devon Energy Corp.
12/30/13	0.32 (c)	27,000,000	27,000,000
JPMorgan Securities LLC
5/23/14	0.30	57,000,000	56,917,825
Northeast Utilities
12/2/13	0.22	5,000,000	4,999,969
PNC Bank NA
4/17/14	0.27	6,000,000	6,000,000
Toyota Motor Credit Corp.
3/13/14	0.20 (c)	18,000,000	18,000,000
TOTAL OTHER COMMERCIAL PAPER (Cost $156,566,229)			156,566,229
Treasury Debt - 15.1%

U.S. Treasury Obligations - 15.1%
U.S. Treasury Bills
4/24/14 to 5/22/14	0.08 to 0.14	219,770,000	219,668,184
U.S. Treasury Notes
12/15/13 to 9/15/14	0.09 to 0.21	534,410,000	535,653,720
TOTAL TREASURY DEBT (Cost $755,321,904)			755,321,904
Other Note - 1.7%
	Yield (a)	Principal Amount	Value
Bank Notes - 0.4%
Bank of America NA
1/10/14	0.22%	$ 23,000,000	$ 23,000,000
Medium-Term Notes - 1.3%
Dominion Resources, Inc.
1/13/14	0.37 (b)(c)	14,000,000	14,000,000
Svenska Handelsbanken AB
5/15/14 to 5/27/14	0.27 to 0.28 (b)(c)	50,000,000	50,000,000
			64,000,000
TOTAL OTHER NOTE (Cost $87,000,000)			87,000,000
Variable Rate Demand Note - 1.0%

Delaware - 0.2%
LP Pinewood SPV LLC Taxable, LOC Wells Fargo Bank NA, VRDN
12/6/13	0.17 (c)	10,000,000	10,000,000
Florida - 0.8%
Florida Timber Fin. III LLC Taxable, LOC Wells Fargo Bank NA, VRDN
12/6/13	0.17 (c)	40,000,000	40,000,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $50,000,000)			50,000,000
Government Agency Debt - 8.0%

Federal Agencies - 8.0%
Fannie Mae
9/11/14 to 10/21/15	0.15 to 0.16 (c)	88,000,000	87,984,483
Federal Home Loan Bank
6/25/14 to 10/30/14	0.15 to 0.25 (c)	75,000,000	74,993,127
Freddie Mac
6/25/14 to 10/16/15	0.13 to 0.17 (c)	237,000,000	236,961,453
TOTAL GOVERNMENT AGENCY DEBT (Cost $399,939,063)			399,939,063
Other Instrument - 0.7%
	Yield (a)	Principal Amount	Value
Time Deposits - 0.7%
Credit Agricole CIB
12/2/13	0.12%	$ 8,000,000	$ 8,000,000
RBS Citizens NA
12/4/13	0.25	25,000,000	25,000,000
TOTAL OTHER INSTRUMENT (Cost $33,000,000)			33,000,000
Other Municipal Debt - 0.9%

Massachusetts - 0.1%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1992, 0.3% tender 12/4/13, CP mode	4,700,000	4,700,000
New Hampshire - 0.3%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 A, 0.35% tender 12/6/13, CP mode (d)	16,500,000	16,500,000
Texas - 0.5%
Texas Gen. Oblig. TRAN Series 2013, 0.1909% to 0.1959% 8/28/14	23,300,000	23,611,119
TOTAL OTHER MUNICIPAL DEBT (Cost $44,811,119)		44,811,119
Government Agency Repurchase Agreement - 3.7%
	Maturity Amount
In a joint trading account at 0.1% dated 11/29/13 due 12/2/13 (Collateralized by U.S. Government Obligations) #	$ 358,003	358,000
With:
ING Financial Markets LLC at:
0.1%, dated 10/4/13 due 12/4/13 (Collateralized by U.S. Government Obligations valued at $9,590,418, 3.5%, 8/1/26 - 6/1/42)	9,398,592	9,397,000
0.15%, dated 10/15/13 due 12/6/13 (Collateralized by U.S. Treasury Obligations valued at $6,147,321, 3.5%, 6/1/42)	6,025,556	6,024,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at:
0.14%, dated:
9/11/13 due 12/4/13 (Collateralized by U.S. Government Obligations valued at $22,447,156, 2.09% - 5.5%, 9/1/24 - 11/1/43)	22,007,187	22,000,000

	Maturity Amount	Value
Mitsubishi UFJ Securities (U.S.A.), Inc. at:
0.14%, dated:
9/20/13 due 12/6/13 (Collateralized by U.S. Government Obligations valued at $16,324,633, 1.92% - 5.5%, 9/1/25 - 11/1/43)	$ 16,005,413	$ 16,000,000
10/22/13 due 12/6/13 (Collateralized by U.S. Government Obligations valued at $12,241,952, 2.35% - 5.5%, 9/1/23 - 11/1/43)	12,004,247	12,000,000
0.15%, dated:
9/20/13 due 12/6/13 (Collateralized by U.S. Government Obligations valued at:
$11,223,414, 1.92% - 5.5%, 9/1/24 - 11/1/43	11,005,408	11,000,000
$14,284,343, 1.92% - 5.5%, 9/1/24 - 11/1/43)	14,007,642	14,000,000
10/22/13 due 12/6/13 (Collateralized by U.S. Government Obligations valued at $12,242,091, 2.79% - 5%, 9/1/24 - 11/1/43)	12,006,000	12,000,000
11/19/13 due 12/6/13 (Collateralized by U.S. Government Obligations valued at $12,240,663, 1.92% - 6%, 9/1/24 - 11/1/43)	12,004,550	12,000,000
0.16%, dated 11/4/13 due 12/6/13 (Collateralized by U.S. Government Obligations valued at $25,503,173, 1.92% - 5.5%, 9/1/24 - 11/1/43)	25,012,889	25,000,000
0.17%, dated 9/9/13 due 12/6/13 (Collateralized by U.S. Government Obligations valued at $16,326,474, 2.24% - 5.5%, 9/1/24 - 11/1/43)	16,009,218	16,000,000
0.18%, dated 9/4/13 due 12/6/13 (Collateralized by U.S. Government Obligations valued at $6,122,724, 2.09% - 5.5%, 9/1/24 - 11/1/43)	6,004,020	6,000,000
0.2%, dated 9/3/13 due 12/6/13 (Collateralized by U.S. Government Obligations valued at $24,492,241, 1.92% - 5.5%, 4/1/26 - 11/1/43)	24,024,267	24,000,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENT (Cost $185,779,000)		185,779,000
Other Repurchase Agreement - 8.6%
	Maturity Amount	Value
Other Repurchase Agreement - 8.6%
With:
BNP Paribas Securities Corp. at:
0.27%, dated 11/12/13 due 12/6/13 (Collateralized by Corporate Obligations valued at $6,300,946, 2.4% - 9.88%, 12/17/13 - 3/1/44)	$ 6,001,350	$ 6,000,000
0.46%, dated 11/6/13 due 12/6/13 (Collateralized by Corporate Obligations valued at $1,079,316, 4.88% - 11.25%, 3/31/16 - 11/15/43)	1,000,422	1,000,000
Citigroup Global Markets, Inc. at:
0.85%, dated 10/18/13 due 1/16/14 (Collateralized by Corporate Obligations valued at $7,568,033, 1.13% - 7.5%, 11/15/15 - 12/15/43)	7,014,875	7,000,000
0.87%, dated 11/26/13 due 2/24/14 (Collateralized by Corporate Obligations valued at $2,160,314, 2% - 5.38%, 11/15/15 - 12/15/43)	2,004,350	2,000,000
0.98%, dated 11/21/13 due 3/4/14 (Collateralized by Corporate Obligations valued at $12,963,881, 0.37% - 6.55%, 3/27/28 - 11/25/52)	12,058,800	12,000,000
Credit Suisse Securities (U.S.A.) LLC at:
0.19%, dated 11/27/13 due 12/4/13 (Collateralized by U.S. Government Obligations valued at $6,183,592, 2.45%, 10/16/47)	6,000,222	6,000,000
0.64%, dated:
10/7/13 due 1/6/14 (Collateralized by Corporate Obligations valued at $5,406,015, 0.46% - 5.87%, 12/15/33 - 9/15/40)	5,008,089	5,000,000
10/15/13 due 1/10/14 (Collateralized by Corporate Obligations valued at $9,730,081, 0.4%, 3/25/37)	9,013,920	9,000,000
0.71%, dated:
10/17/13 due 4/16/14 (Collateralized by Corporate Obligations valued at $5,406,232, 0.52% - 5.87%, 2/25/36 - 9/15/40)	5,017,849	5,000,000
10/22/13 due 4/21/14 (Collateralized by Corporate Obligations valued at $5,406,232, 0.58% - 5.87%, 2/25/36 - 9/15/40)	5,017,849	5,000,000

	Maturity Amount	Value
Credit Suisse Securities (U.S.A.) LLC at:
0.71%, dated:
11/4/13 due 5/2/14 (Collateralized by Corporate Obligations valued at $5,403,883, 5.87%, 9/15/40)	$ 5,017,651	$ 5,000,000
11/12/13 due 5/9/14 (Collateralized by Corporate Obligations valued at $15,127,033, 0.51% - 6.25%, 2/25/36 - 12/10/49)	14,049,148	14,000,000
0.75%, dated 7/25/13 due 1/21/14 (Collateralized by Corporate Obligations valued at $2,166,365, 1.02%, 6/15/25)	2,007,500	2,000,000
Deutsche Bank Securities, Inc. at:
0.27%, dated 11/26/13 due 12/6/13 (Collateralized by Equity Securities valued at $7,612,541)	7,000,735	7,000,000
0.46%, dated 11/29/13 due 12/2/13 (Collateralized by Equity Securities valued at $17,280,687)	16,000,613	16,000,000
HSBC Securities, Inc. at 0.21%, dated 11/29/13 due 12/2/13 (Collateralized by Corporate Obligations valued at $72,452,058, 3.05% - 7.13%, 8/13/15 - 3/15/43)	69,001,208	69,000,000
J.P. Morgan Clearing Corp. at:
0.53%, dated 11/1/13 due 4/30/14 (Collateralized by Equity Securities valued at $10,874,211)	10,026,500	10,000,000
0.6%, dated 10/17/13 due 2/14/14 (Collateralized by Corporate Obligations valued at $9,789,874, 1% - 5.38%, 7/1/18 - 6/15/33)	9,018,000	9,000,000
0.61%, dated 8/9/13 due 12/9/13 (Collateralized by Corporate Obligations valued at $9,801,727, 3.75%,10/1/14)	9,018,605	9,000,000
0.62%, dated:
10/8/13 due 2/27/14 (Collateralized by Corporate Obligations valued at $9,791,553, 1% - 1.5%, 7/1/18 - 7/15/20)	9,032,550	9,000,000
10/18/13 due 3/17/14 (Collateralized by Corporate Obligations valued at $9,790,105, 3% - 5.38%, 7/1/20 - 6/15/33)	9,023,250	9,000,000
J.P. Morgan Securities, Inc. at:
0.2%, dated 11/27/13 due 12/4/13 (Collateralized by U.S. Government Obligations valued at $1,030,868, 6.48%, 1/15/40)	1,000,039	1,000,000
Other Repurchase Agreement - continued
	Maturity Amount	Value
Other Repurchase Agreement - continued
With: - continued
J.P. Morgan Securities, Inc. at:
0.61%, dated:
10/29/13 due 2/27/14 (Collateralized by Mortgage Loan Obligations valued at $4,324,339, 2.68% - 5.06%, 9/25/36 - 3/25/37)	$ 4,014,233	$ 4,000,000
11/13/13 due 3/13/14 (Collateralized by Mortgage Loan Obligations valued at $2,161,120, 5.5% - 6.25%, 12/25/35 - 11/25/36)	2,004,067	2,000,000
0.62%, dated 11/13/13 due 2/27/14 (Collateralized by Mortgage Loan Obligations valued at $5,402,179, 7%, 5/25/37)	5,023,336	5,000,000
0.65%, dated 7/19/13 due 2/27/14 (Collateralized by Mortgage Loan Obligations valued at $23,818,368, 0.33% - 0.37%, 9/25/36 - 12/25/46)	22,106,853	22,000,000
Merrill Lynch, Pierce, Fenner & Smith at:
0.23%, dated 11/27/13 due 12/4/13 (Collateralized by U.S. Government Obligations valued at $23,690,757, 4%, 9/25/41)	23,001,029	23,000,000
0.56%, dated 11/26/13 due 12/3/13 (Collateralized by Mortgage Loan Obligations valued at $9,648,267, 0.36% - 1.57%, 12/3/13 - 9/25/45) (c)(e)	9,000,980	9,000,000
0.73%, dated 11/4/13 due 1/6/14 (Collateralized by Equity Securities valued at $17,289,931)	16,020,440	16,000,000
0.85%, dated 11/8/13 due 1/10/14 (Collateralized by Corporate Obligations valued at $5,402,993, 0% - 6.5%, 12/3/13 - 1/20/47)	5,007,438	5,000,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at:
0.25%, dated 11/12/13 due 12/6/13 (Collateralized by Corporate Obligations valued at $4,200,583, 1.38% - 8.95%, 1/21/14 - 8/15/35)	4,000,833	4,000,000
0.27%, dated:
11/4/13 due 12/6/13 (Collateralized by Equity Securities valued at $4,320,908)	4,000,960	4,000,000
11/7/13 due 12/6/13 (Collateralized by Equity Securities valued at $4,320,820)	4,000,990	4,000,000

	Maturity Amount	Value
Mizuho Securities U.S.A., Inc. at:
0.3%, dated:
11/18/13 due 12/2/13 (Collateralized by Equity Securities valued at $5,451,945)	$ 5,000,583	$ 5,000,000
11/19/13 due 12/3/13 (Collateralized by Equity Securities valued at $3,299,097)	3,000,350	3,000,000
11/27/13 due 12/6/13 (Collateralized by Equity Securities valued at:
$3,240,236	3,000,375	3,000,000
$3,252,539)	3,000,350	3,000,000
11/29/13 due 12/6/13 (Collateralized by Equity Securities valued at $2,181,778)	2,000,233	2,000,000
0.52%, dated 10/31/13 due 12/2/13 (Collateralized by U.S. Government Obligations valued at $3,103,667, 0% - 6.43%, 3/25/36 - 11/15/53)	3,001,387	3,000,000
0.92%, dated:
10/23/13 due 1/21/14 (Collateralized by Corporate Obligations valued at $3,244,729, 0.55% - 6.88%, 12/15/15 - 9/25/41)	3,006,900	3,000,000
11/4/13 due 2/3/14 (Collateralized by Corporate Obligations valued at $5,342,026, 1.67% - 6.78%, 4/18/16 - 8/15/54)	5,011,628	5,000,000
11/12/13 due 2/10/14 (Collateralized by U.S. Government Obligations valued at $3,090,706, 2.55% - 6.78%, 8/15/19 - 11/15/53)	3,006,900	3,000,000
0.94%, dated 9/4/13 due 12/4/13 (Collateralized by Mortgage Loan Obligations valued at $9,620,762, 0.47% - 6.53%, 8/15/19 - 11/25/47)	9,021,385	9,000,000
1.1%, dated:
9/9/13 due 1/9/14 (Collateralized by Corporate Obligations valued at $4,307,245, 1.37% - 6.44%, 4/18/16 - 8/15/54)	4,014,911	4,000,000
10/30/13 due 2/27/14 (Collateralized by U.S. Government Obligations valued at $3,198,531, 0.43% - 6.25%, 4/20/35 - 4/16/54)	3,011,000	3,000,000
Other Repurchase Agreement - continued
	Maturity Amount	Value
Other Repurchase Agreement - continued
With: - continued
RBC Capital Markets Co. at:
0.24%, dated 11/29/13 due 12/6/13 (Collateralized by U.S. Government Obligations valued at $4,080,082, 3% - 4%, 9/1/33 - 11/1/43)	$ 4,000,187	$ 4,000,000
0.31%, dated 9/24/13 due 12/6/13 (Collateralized by U.S. Government Obligations valued at $6,194,286, 3% - 20.23%, 12/1/25 - 11/1/43)	6,004,650	6,000,000
0.4%, dated 11/27/13 due 12/4/13 (Collateralized by Mortgage Loan Obligations valued at $4,320,240, 0.38% - 0.57%, 4/25/37 - 8/25/37)	4,000,311	4,000,000
RBS Securities, Inc. at 0.6%, dated 11/27/13 due 12/4/13 (Collateralized by Corporate Obligations valued at $12,601,986, 0.21% - 0.8%, 2/25/35 - 1/25/46)	12,001,400	12,000,000
SG Americas Securities, LLC at:
0.24%, dated 11/29/13 due 12/6/13 (Collateralized by Equity Securities valued at $9,720,237)	9,000,420	9,000,000
0.26%, dated:
11/25/13 due 12/2/13 (Collateralized by Equity Securities valued at $7,560,398)	7,000,354	7,000,000
11/26/13 due 12/3/13 (Collateralized by Equity Securities valued at $5,400,254)	5,000,253	5,000,000
11/27/13 due 12/4/13 (Collateralized by Equity Securities valued at $12,960,478)	12,000,607	12,000,000

	Maturity Amount	Value
UBS Securities LLC at 0.44%, dated:
10/8/13 due 12/6/13 (Collateralized by Corporate Obligations valued at $6,485,545, 1.5% - 6.75%, 11/15/14 - 10/15/39)	$ 6,006,747	$ 6,000,000
10/15/13 due 12/6/13 (Collateralized by Corporate Obligations valued at $4,322,535, 1.13% - 6.75%, 11/15/14 - 10/15/39)	4,004,498	4,000,000
TOTAL OTHER REPURCHASE AGREEMENT (Cost $431,000,000)		431,000,000
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $5,000,174,599)		5,000,174,599
NET OTHER ASSETS (LIABILITIES) - 0.3%		13,814,189
NET ASSETS - 100%		$ 5,013,988,788
Security Type Abbreviations
CP	-	COMMERCIAL PAPER
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $64,000,000 or 1.3% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) The maturity amount is based on the rate at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$358,000 due 12/02/13 at 0.10%
BNY Mellon Capital Markets LLC	$ 42,376
Mizuho Securities USA, Inc.	315,624
$ 358,000
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At November 30, 2013, the cost of investment securities for income tax purposes was $5,000,174,599.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan ® Short-Term Treasury
Bond Index Fund

November 30, 2013

1.841647.107

STD-QTLY-0114

Investments November 30, 2013 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 99.1%
	Principal Amount	Value
U.S. Treasury Obligations - 99.1%
U.S. Treasury Bonds:
7.25% 5/15/16	$ 2,543,000	$ 2,969,151
7.5% 11/15/16	1,925,000	2,315,413
8.75% 5/15/17	1,605,000	2,041,359
8.875% 8/15/17	910,000	1,175,891
9.125% 5/15/18	537,000	723,608
9.25% 2/15/16	564,000	673,980
9.875% 11/15/15	1,010,000	1,198,388
10.625% 8/15/15	731,000	859,839
11.25% 2/15/15	2,021,000	2,288,861
U.S. Treasury Notes:
0.125% 12/31/14	6,532,000	6,530,472
0.125% 4/30/15	6,559,000	6,552,080
0.25% 12/15/14	6,166,000	6,172,505
0.25% 1/15/15	6,496,000	6,501,327
0.25% 1/31/15	6,422,000	6,427,266
0.25% 2/15/15	6,722,000	6,726,201
0.25% 2/28/15	6,693,000	6,697,444
0.25% 3/31/15	6,647,000	6,650,895
0.25% 5/15/15	6,502,000	6,505,810
0.25% 5/31/15	6,442,000	6,445,775
0.25% 7/15/15	5,871,000	5,872,374
0.25% 7/31/15	6,480,000	6,481,516
0.25% 8/15/15	5,953,000	5,953,464
0.25% 9/15/15	6,088,000	6,087,050
0.25% 9/30/15	6,074,000	6,073,526
0.25% 10/15/15	6,089,000	6,087,100
0.25% 10/31/15	6,106,000	6,103,851
0.25% 11/30/15	5,890,000	5,886,319
0.25% 12/15/15	6,107,000	6,101,754
0.25% 4/15/16	5,958,000	5,941,246
0.25% 5/15/16	6,185,000	6,163,736
0.375% 3/15/15	6,581,000	6,595,913
0.375% 4/15/15	6,939,000	6,956,077
0.375% 6/15/15	6,498,000	6,513,231
0.375% 6/30/15	6,768,000	6,783,864
0.375% 8/31/15	6,498,000	6,512,218
0.375% 11/15/15	6,219,000	6,230,176
0.375% 1/15/16	5,890,000	5,897,822
0.375% 2/15/16	6,209,000	6,214,824
0.375% 3/15/16	6,077,000	6,080,798
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
0.5% 6/15/16	$ 6,147,000	$ 6,161,409
0.5% 7/31/17	5,914,000	5,838,691
0.625% 7/15/16	6,232,000	6,261,216
0.625% 8/15/16	6,090,000	6,115,219
0.625% 10/15/16	5,764,000	5,780,664
0.625% 11/15/16	4,900,000	4,911,868
0.625% 5/31/17	6,524,000	6,486,794
0.625% 8/31/17	6,712,000	6,647,504
0.625% 9/30/17	5,801,000	5,735,739
0.625% 11/30/17	6,665,000	6,568,671
0.625% 4/30/18	5,989,000	5,853,780
0.75% 6/30/17	6,383,000	6,369,034
0.75% 10/31/17	5,628,000	5,582,273
0.75% 12/31/17	6,097,000	6,030,311
0.75% 2/28/18	5,995,000	5,909,289
0.75% 3/31/18	5,292,000	5,207,243
0.875% 9/15/16	6,023,000	6,087,464
0.875% 11/30/16	6,570,000	6,628,000
0.875% 12/31/16	6,662,000	6,715,609
0.875% 1/31/17	6,674,000	6,721,973
0.875% 2/28/17	6,566,000	6,607,038
0.875% 4/30/17	6,544,000	6,572,630
0.875% 1/31/18	4,376,000	4,343,521
1% 8/31/16	6,654,000	6,747,050
1% 9/30/16	6,788,000	6,880,806
1% 10/31/16	6,647,000	6,732,686
1% 3/31/17	6,232,000	6,289,939
1% 5/31/18	6,545,000	6,491,822
1.25% 8/31/15	7,035,000	7,157,564
1.25% 9/30/15	6,896,000	7,020,452
1.25% 10/31/15	6,584,000	6,706,680
1.25% 10/31/18	6,724,000	6,696,156
1.25% 11/30/18	6,816,000	6,777,660
1.375% 11/30/15	6,858,000	7,005,872
1.375% 6/30/18	5,817,000	5,856,538
1.375% 7/31/18	6,693,000	6,732,214
1.375% 9/30/18	10,708,000	10,741,461
1.375% 11/30/18	2,682,000	2,685,353
1.5% 6/30/16	6,024,000	6,192,015
1.5% 7/31/16	6,791,000	6,977,753
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
1.5% 8/31/18	$ 9,714,000	$ 9,814,171
1.75% 7/31/15	7,207,000	7,387,456
1.75% 5/31/16	4,533,000	4,684,216
1.75% 10/31/18	2,441,000	2,490,965
1.875% 6/30/15	7,385,000	7,576,552
1.875% 8/31/17	5,085,000	5,269,728
1.875% 9/30/17	4,363,000	4,518,432
1.875% 10/31/17	4,995,000	5,171,383
2% 1/31/16	6,400,000	6,632,499
2% 4/30/16	4,432,000	4,604,086
2.125% 5/31/15	7,667,000	7,885,333
2.125% 12/31/15	7,108,000	7,376,768
2.125% 2/29/16	2,954,000	3,072,390
2.25% 1/31/15	8,200,000	8,397,308
2.25% 3/31/16	4,162,000	4,345,715
2.25% 11/30/17	4,322,000	4,536,410
2.25% 7/31/18	1,895,000	1,982,200
2.375% 2/28/15	8,267,000	8,490,143
2.375% 3/31/16	3,092,000	3,237,179
2.375% 7/31/17	4,263,000	4,496,135
2.375% 5/31/18	2,148,000	2,260,938
2.375% 6/30/18	2,874,000	3,022,189
2.5% 3/31/15	8,173,000	8,421,067
2.5% 4/30/15	8,060,000	8,320,693
2.5% 6/30/17	3,935,000	4,169,254
2.625% 12/31/14	8,215,000	8,432,566
2.625% 2/29/16	2,417,000	2,540,871
2.625% 4/30/16	2,523,000	2,659,202
2.625% 1/31/18	3,044,000	3,239,245
2.625% 4/30/18	2,271,000	2,415,599
2.75% 11/30/16	4,670,000	4,970,267
2.75% 5/31/17	3,800,000	4,060,361
2.75% 12/31/17	3,265,000	3,492,273
2.75% 2/28/18	2,544,000	2,720,490
2.875% 3/31/18	2,924,000	3,140,557
3% 8/31/16	4,205,000	4,492,782
3% 9/30/16	4,539,000	4,854,247
3% 2/28/17	4,079,000	4,382,057
3.125% 10/31/16	5,102,000	5,479,864
3.125% 1/31/17	4,933,000	5,314,923
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
3.125% 4/30/17	$ 3,931,000	$ 4,245,480
3.25% 5/31/16	3,053,000	3,269,574
3.25% 6/30/16	3,493,000	3,747,332
3.25% 7/31/16	4,263,000	4,577,729
3.25% 12/31/16	4,236,000	4,577,197
3.25% 3/31/17	4,202,000	4,551,619
3.5% 2/15/18	4,503,000	4,952,246
3.75% 11/15/18	5,337,000	5,954,091
3.875% 5/15/18	2,398,000	2,682,014
4% 2/15/15	6,453,000	6,747,166
4% 8/15/18	2,694,000	3,035,591
4.125% 5/15/15	6,059,000	6,401,709
4.25% 8/15/15	5,761,000	6,153,468
4.25% 11/15/17	3,122,000	3,518,104
4.5% 11/15/15	4,404,000	4,766,128
4.5% 2/15/16	3,722,000	4,062,794
4.5% 5/15/17	2,334,000	2,630,857
4.625% 11/15/16	3,425,000	3,830,917
4.625% 2/15/17	2,836,000	3,191,385
4.75% 8/15/17	3,005,000	3,431,100
4.875% 8/15/16	3,097,000	3,464,769
5.125% 5/15/16	2,820,000	3,146,063
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $744,610,696)		750,116,932
Cash Equivalents - 0.5%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.08%, dated 11/29/13 due 12/2/13 (Collateralized by U.S. Government Obligations) # (Cost $4,031,000)	$ 4,031,026	$ 4,031,000
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $748,641,696)		754,147,932
NET OTHER ASSETS (LIABILITIES) - 0.4%		3,081,166
NET ASSETS - 100%		$ 757,229,098
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$4,031,000 due 12/02/13 at 0.08%
Credit Agricole CIB New York Branch	$ 3,083,356
Mizuho Securities USA, Inc.	947,644
$ 4,031,000
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2013, the cost of investment securities for income tax purposes was $748,620,477. Net unrealized appreciation aggregated $5,527,455, of which $6,925,999 related to appreciated investment securities and $1,398,544 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan ® Intermediate
Treasury Bond Index Fund

November 30, 2013

1.841646.107

ITB-QTLY-0114

Investments November 30, 2013 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 99.4%
	Principal Amount	Value
U.S. Treasury Obligations - 99.4%
U.S. Treasury Bonds:
6.25% 8/15/23	$ 7,527,000	$ 9,873,896
7.125% 2/15/23	3,504,000	4,828,950
7.25% 8/15/22	3,756,000	5,185,042
7.625% 11/15/22	1,890,000	2,676,860
7.875% 2/15/21	2,274,000	3,160,151
8% 11/15/21	6,914,000	9,814,098
8.125% 8/15/19	4,405,000	5,980,818
8.125% 5/15/21	2,322,000	3,283,998
8.125% 8/15/21	2,174,000	3,089,628
8.5% 2/15/20	2,225,000	3,111,175
8.75% 5/15/20	1,732,000	2,466,205
8.75% 8/15/20	4,713,000	6,751,005
8.875% 2/15/19	4,256,000	5,858,316
U.S. Treasury Notes:
0.875% 7/31/19	14,170,000	13,575,526
1% 6/30/19	11,241,000	10,869,519
1% 8/31/19	15,980,000	15,380,750
1% 9/30/19	17,789,000	17,087,171
1% 11/30/19	19,178,000	18,332,979
1.125% 5/31/19	10,679,000	10,422,042
1.125% 12/31/19	17,787,000	17,097,754
1.125% 3/31/20	15,096,000	14,403,713
1.125% 4/30/20	19,424,000	18,487,705
1.25% 1/31/19	17,562,000	17,413,812
1.25% 4/30/19	7,736,000	7,619,960
1.25% 10/31/19	10,644,000	10,357,943
1.25% 2/29/20	16,921,000	16,306,294
1.375% 12/31/18	13,167,000	13,157,744
1.375% 2/28/19	18,745,000	18,668,858
1.375% 1/31/20	18,467,000	17,980,801
1.375% 5/31/20	19,114,000	18,445,010
1.5% 3/31/19	9,244,000	9,244,000
1.625% 8/15/22	23,734,000	22,042,953
1.625% 11/15/22	32,735,000	30,203,144
1.75% 10/31/20	21,540,000	21,088,995
1.75% 5/15/22	24,705,000	23,346,225
1.75% 5/15/23	51,309,000	47,264,414
1.875% 6/30/20	13,261,000	13,189,510
2% 7/31/20	17,686,000	17,713,626
2% 9/30/20	21,828,000	21,768,322
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
2% 11/30/20	$ 20,097,000	$ 19,982,383
2% 11/15/21	31,592,000	30,812,057
2% 2/15/22	24,817,000	24,072,490
2% 2/15/23	45,768,000	43,393,785
2.125% 8/31/20	22,284,000	22,437,203
2.125% 8/15/21	30,995,000	30,677,797
2.5% 8/15/23	48,459,000	47,554,166
2.625% 8/15/20	26,172,000	27,249,554
2.625% 11/15/20	44,333,000	45,992,030
2.75% 2/15/19	19,537,000	20,825,231
2.75% 11/15/23	18,782,000	18,796,669
3.125% 5/15/19	26,170,000	28,369,903
3.125% 5/15/21	22,891,000	24,380,701
3.375% 11/15/19	27,473,000	30,091,507
3.5% 5/15/20	24,727,000	27,199,700
3.625% 8/15/19	22,262,000	24,689,938
3.625% 2/15/20	32,992,000	36,574,733
3.625% 2/15/21	33,772,000	37,223,093
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,061,826,602)		1,067,871,852
Cash Equivalents - 0.4%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.08%, dated 11/29/13 due 12/2/13 (Collateralized by U.S. Government Obligations) # (Cost $4,257,000)	$ 4,257,027	4,257,000
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $1,066,083,602)		1,072,128,852
NET OTHER ASSETS (LIABILITIES) - 0.2%		1,720,204
NET ASSETS - 100%		$ 1,073,849,056
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$4,257,000 due 12/02/13 at 0.08%
Credit Agricole CIB New York Branch	$ 3,256,226
Mizuho Securities USA, Inc.	1,000,774
$ 4,257,000
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2013, the cost of investment securities for income tax purposes was $1,065,262,922. Net unrealized appreciation aggregated $6,865,930, of which $25,969,634 related to appreciated investment securities and $19,103,704 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan® Long-Term
Treasury Bond Index Fund

November 30, 2013

1.841649.107

LBX-QTLY-0114

Investments November 30, 2013 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 99.1%
	Principal Amount	Value
U.S. Treasury Obligations - 99.1%
U.S. Treasury Bonds:
2.75% 8/15/42	$ 14,867,000	$ 12,070,146
2.75% 11/15/42	16,286,000	13,191,660
2.875% 5/15/43	17,720,000	14,707,600
3% 5/15/42	9,334,000	8,018,485
3.125% 11/15/41	11,667,000	10,319,823
3.125% 2/15/42	12,392,000	10,939,806
3.125% 2/15/43	17,033,000	14,938,469
3.5% 2/15/39	5,738,000	5,532,689
3.625% 8/15/43	17,298,000	16,725,000
3.75% 8/15/41	8,384,000	8,366,972
3.75% 11/15/43	5,640,000	5,580,955
3.875% 8/15/40	8,928,000	9,140,040
4.25% 5/15/39	4,884,000	5,331,956
4.25% 11/15/40	9,257,000	10,082,900
4.375% 2/15/38	2,910,000	3,241,466
4.375% 11/15/39	7,479,000	8,321,554
4.375% 5/15/40	9,216,000	10,248,478
4.375% 5/15/41	7,159,000	7,950,964
4.5% 2/15/36	6,378,000	7,248,992
4.5% 5/15/38	4,308,000	4,888,236
4.5% 8/15/39	6,294,000	7,143,690
4.625% 2/15/40	9,411,000	10,877,055
4.75% 2/15/37	2,231,000	2,623,518
4.75% 2/15/41	8,171,000	9,623,902
5% 5/15/37	2,727,000	3,316,288
5.25% 11/15/28	3,550,000	4,370,938
5.25% 2/15/29	3,018,000	3,714,497
5.375% 2/15/31	5,744,000	7,206,928
5.5% 8/15/28	2,994,000	3,772,907
6% 2/15/26	3,589,000	4,684,765
6.125% 11/15/27	4,599,000	6,118,105
6.125% 8/15/29	2,095,000	2,813,847
6.25% 5/15/30	3,746,000	5,116,216
6.375% 8/15/27	1,975,000	2,681,063
6.5% 11/15/26	2,273,000	3,104,066
6.625% 2/15/27	1,651,000	2,280,444
6.75% 8/15/26	1,676,000	2,330,688
6.875% 8/15/25	1,960,000	2,726,850
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Bonds: - continued
7.5% 11/15/24	$ 1,942,000	$ 2,803,763
7.625% 2/15/25	1,869,000	2,728,157
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $272,280,198)		276,883,878
Cash Equivalents - 0.8%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.08%, dated 11/29/13 due 12/2/13 (Collateralized by U.S. Government Obligations) # (Cost $2,341,000)	$ 2,341,015	2,341,000
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $274,621,198)		279,224,878
NET OTHER ASSETS (LIABILITIES) - 0.1%		332,096
NET ASSETS - 100%		$ 279,556,974
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$2,341,000 due 12/02/13 at 0.08%
Credit Agricole CIB New York Branch	$ 1,790,656
Mizuho Securities USA, Inc.	550,344
$ 2,341,000
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2013, the cost of investment securities for income tax purposes was $275,238,270. Net unrealized appreciation aggregated $3,986,608, of which $17,103,878 related to appreciated investment securities and $13,117,270 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	January 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	January 29, 2014
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	January 29, 2014